Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2025
Employee benefit expense
Schedule of employee benefits

	2025	2024	2023
	$m	$m	$m
Wages and salaries	2,862	2,782	2,783
Social security costs	284	261	186
Share-based payments	28	25	34
Pension costs:
– defined contribution plans	61	57	39
– defined benefit plans	6	3	3
	3,241	3,128	3,045

Schedule of monthly average number of people employed by Group

	2025	2024	2023
	Number	Number	Number
Processing and service delivery	47,620	46,381	45,323
Sales and marketing	7,590	7,584	7,245
Administration and overheads	8,874	9,095	8,447
	64,084	63,060	61,015

Schedule of emoluments of the Directors of Rentokil Initial plc

	Highest
	paid	Other
	Director	Directors
	$000	$000
2023
Aggregate emoluments excluding share options	2,416.4	1,478.5
Aggregate gains made by Directors on exercise of share options	4,639.7	—
Aggregate amount receivable under long-term incentive schemes	1,738.7	603.8
Aggregate value of Company contributions to defined contribution pension schemes	—	—
	8,794.8	2,082.3
2024
Aggregate emoluments excluding share options	1,319.2	809.0
Aggregate gains made by Directors on exercise of share options	6,162.3	—
Aggregate amount receivable under long-term incentive schemes	1,120.3	563.3
Aggregate value of Company contributions to defined contribution pension schemes	—	—
	8,601.8	1,372.3
2025
Aggregate emoluments excluding share options	3,160.8	2,353.5
Aggregate gains made by Directors on exercise of share options	4,514.3	—
Aggregate amount receivable under long-term incentive schemes	1,151.8	—
Aggregate value of Company contributions to defined contribution pension schemes	—	—
	8,826.9	2,353.5

Schedule of number of Directors accruing retirement benefits, exercising share options and receiving shares in incentive schemes

	2025	2024	2023
	Number	Number	Number
Number of Directors accruing retirement benefits
– defined contribution schemes	—	—	—
– defined benefit schemes	—	—	—
Number of Directors exercising share options[1]	1	1	1
Number of Directors receiving shares as part of long-term incentive schemes	1	2	2
1.	The highest-paid Director exercised 964,464 (2024: 986,515; 2023: 971,802) share options during the year.